SUBSEQUENT EVENT (Details) $ / shares in Units, $ in Thousands	1 Months Ended	12 Months Ended
	Jan. 29, 2020 $ / shares shares	Dec. 31, 2019 USD ($)	Jan. 29, 2020 ₪ / shares	Dec. 31, 2019 ₪ / shares	Dec. 31, 2018 ₪ / shares
Subsequent Event [Line Items]
Nominal value of shares | ₪ / shares				₪ 0.2	₪ 0.2
Merger related expenses | $		$ 118
Agreement and Plan of Merger [Member] | Subsequent Event [Member]
Subsequent Event [Line Items]
Nominal value of shares | ₪ / shares			₪ 0.20
Comtech [Member] | Subsequent Event [Member]
Subsequent Event [Line Items]
Nominal value of shares	$ 0.10
Share price	$ 7.18
Shares issued per share | shares	0.08425
Total consideration per share	$ 10.25